Document and Entity Information	Apr. 21, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 21, 2017
Registrant Name	DREYFUS RESEARCH GROWTH FUND, INC
Central Index Key	0000030162
Amendment Flag	false
Document Creation Date	Apr. 21, 2017
Document Effective Date	Apr. 21, 2017
Prospectus Date	Jun. 30, 2016
DREYFUS RESEARCH GROWTH FUND INC | Class A
Prospectus:
Trading Symbol	DWOAX
DREYFUS RESEARCH GROWTH FUND INC | Class C
Prospectus:
Trading Symbol	DWOCX
DREYFUS RESEARCH GROWTH FUND INC | Class I
Prospectus:
Trading Symbol	DWOIX
DREYFUS RESEARCH GROWTH FUND INC | Class Y
Prospectus:
Trading Symbol	DRYQX
DREYFUS RESEARCH GROWTH FUND INC | Class Z
Prospectus:
Trading Symbol	DREQX